Exhibit 99.1

KPMG LLP	Telephone	+1 949 885 5400
Suite 700	FAX	+1 949 885 5410
20 Pacifica	Internet	www.us.kpmg.com
Irvine, CA 92618

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank
SMB Education Funding, LLC (together, the “Company”)
J.P. Morgan Securities LLC
Credit Suisse Securities (USA) LLC
(collectively, with the Company, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We are independent certified public accountants with respect to the Company and its affiliates under Rule 101 of the AICPA’s Code of Professional Conduct, and its interpretations and rulings.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

SMB Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes
May 5, 2016

•	The phrases “ATLAS System,” “ENCORE System,” and “FDR System” mean the Company’s servicing systems.

•	The phrase “Data File” means an electronic data file provided by the Company, containing certain information related to 54,409 student loans as of March 21, 2016 (the “Cutoff Date”), provided to us by the Company on April 5, 2016. The Company is responsible for the information set forth in the Data File.

•	The phrase “Supplemental Data File” means an electronic data file provided by the Company, containing certain Remaining Term information related to 54,409 student loans as of Cutoff Date, provided to us by the Company on April 20, 2016. The Company is responsible for the information set forth in the Supplemental Data File.

•	The phrase “Loan File” means any file containing some or all of the following documents: Promissory Note, #BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CSS Screen, #NM CC Screen, #EDH Screen, #ED2 Screen, #CIS Screen, #NPO Screen, #HDI Screen, and Branch Categorization Screen. The Loan File, maintained and furnished to us by the Company, was represented to be either the original Loan File, a copy of the original Loan File, or electronic records contained within the ATLAS System, FDR System or ENCORE System. We make no representation regarding the validity or accuracy of these documents. The Company is responsible for each Loan File.

I.	The Selected Student Loans

We were instructed by the Company to select a random sample of student loans utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%. The selection criteria resulted in a sample of 360 student loans (the “Selected Student Loans” as listed in Exhibit A attached hereto).

At the request of the Specified Parties, we performed the following procedures with respect to the Selected Student Loans. For each Selected Student Loan, we performed the specific procedures listed using the respective Loan File. The Specified Parties indicated that the absence of any of the noted documents or the inability to agree the indicated information from the Data File or Supplemental Data File to the Loan File or other information for each of the attributes identified constituted an exception, except for certain procedures, as detailed below, related to Social Security Number and Signature(s) on the Promissory Note.  The Loan File documents are listed in the order of priority until such attribute was compared.

Attributes	Loan File document(s)

Social Security Number	Promissory Note within the ENCORE System

Signature(s) on the Promissory Note	Promissory Note within the ENCORE System Note: We performed no procedures to assess compliance with any signatory requirements on the Promissory Note nor to confirm the authenticity of the signatures.

SMB Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes
May 5, 2016

Attributes	Loan File document(s)

Disbursement Year	“OPEN DATE” column on #BS Screen within the FDR System, or “1st ACTIVE DATE” column on #BS5 Screen within the FDR System

Original Principal Balance
Total of “LOAN DISBURSEMENT” amounts on #CSS Screen within the FDR System if the Selected Student Loan was originated after July 2013, or the “FINANCIAL INSTITUTION” column in the #NM CC Screen within the FDR System if the Selected Student Loan was originated in or prior to July 2013

Current Principal Balance	“ACCOUNT BALANCE” column on #CSS Screen within the FDR System

Loan Type	“#14” column on #NM CC Screen within the FDR System

Loan Status
“MISC FIELD 2” column on #BS3 Screen within the FDR System and “CURR LOAN STAT” column on #EDH Screen within the FDR System, or notation of status change on #CIS Screen within the FDR System, and instructions provided by the Company described below

Current Status End Date
“CURR LOAN STAT” column on #EDH Screen within the FDR System and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “RPMT BEGIN DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; “CYCLE DATE” and “METHOD OVERRIDE END DATE” columns on #CSS Screen and #NPO Screen, respectively, within the FDR System; “CYCLE DATE” and “MATURITY DT” columns on #CSS Screen and #EDH Screen, respectively, within the FDR System; or notation of status change on the #CIS Screen within the FDR System and instructions provided by the Company described below

Recomputed Remaining Term
“#9” on #NM CC Screen within the FDR System, “CURR LOAN STAT” column on #EDH Screen within the FDR System, “MISC FIELD 2” column on #BS3 Screen within the FDR System, “CYCLE DATE” column on #CSS Screen within the FDR System, “MATURITY DT” column on #EDH Screen within the FDR System, “METHOD OVERRIDE END DATE” column on #NPO Screen within the FDR System, “DUE DATE” column on #CSS Screen within FDR System, or the Supplemental Data File, and instructions provided by the Company described below

SMB Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes
May 5, 2016

Attributes	Loan File document(s)

Repayment Schedule Type	“MISC FIELD 2” column on #BS3 Screen and “RPMT BEGIN DT” or “CURR LOAN STAT” column on #EDH Screen within the FDR System

Interest Rate	“INT RT” column on #ED2 Screen within the FDR System or notation of benefit related information on #CIS Screen within the FDR System

School Code	“MISC FIELD 5” column on #BS3 Screen within the FDR System

School Type 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “PEPS TITLE IV” and “FOR PROFIT/NON-PROFIT” columns on Branch Categorization Screen within the ATLAS System

State of Residence	#BS1 Screen within the FDR System

Recent FICO	“CREDIT BUREAU SCORE” column on #NM CR Screen within the FDR System

Original FICO	#HDI Screen within the FDR System

In the event the Promissory Note for a Selected Student Loan was not available in the ENCORE System, we were instructed by the Company to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Notes for four (4) Selected Student Loans were not available in the ENCORE System. This was not considered an exception.

For purposes of comparing the Original Principal Balance and the Current Principal Balance fields in the Data File to the Loan File, we were instructed by the Company to apply a tolerance of ±$1.00.

For purposes of comparing the Loan Status, we were instructed by the Company to compare the Loan Status as follows:

1.	If the repayment type contained in the “MISC FIELD 2” column on the #BS3 Screen within the FDR System indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) and the “CURR LOAN STAT” column on the #EDH Screen within the FDR System did not indicate “DMIP,” the Loan Status was “In-Repayment;”

2.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System indicated “SSP*” or “SSG*” the Loan Status was “In-Repayment;” or,

3.	Compare the Loan Status to the status contained in the “CURR LOAN STAT” column on the #EDH Screen within the FDR System.

For purposes of comparing the Current Status End Date, we were instructed by the Company to compare or recompute the “CUR_STATUS_END_DT” field in the Data File to the date determined as follows:

SMB Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes
May 5, 2016

1.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “SCHL,” recompute the date as the first “CYCLE DATE” on the #CSS Screen after the “CURR: GRAD/SEP DT” on the #EDH Screen within the FDR System;

2.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “GRCE,” recompute the date as the first “CYCLE DATE” on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen within the FDR System;

3.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “GRPM,” “DMIP,” “DSCH,” “F***” (except “FORP”) or “SSF*,” recompute the date as the first “CYCLE DATE” on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” on the #NPO Screen within the FDR System; or,

4.	If the “CURR LOAN STAT” column on the #EDH Screen within the FDR System was “RPMT,” “FORP,” “D***” (except “DMIP” and “DSCH”) or “SSP*,” recompute the date as the first “CYCLE DATE” on the #CSS Screen after the “MATURITY DT” on the #EDH Screen within the FDR System.

For purposes of comparing Remaining Term, we were instructed by the Company to compare or recompute the Remaining Term (“Recomputed Remaining Term”) as follows:

1.	Compare to the value in column “#9” contained on the #NM CC Screen within the FDR System if the “CURR LOAN STAT” on the #EDH Screen within the FDR System indicated “In-School” or “In-Grace” and the “MISC FIELD 2” column on the #BS3 Screen within the FDR System indicated a “Deferred Loan;”

2.	Recompute as the difference in months[1] between the next “CYCLE DATE” on the #CSS Screen within the FDR System and the first “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen if the “CURR LOAN STAT” column on the #EDH Screen within the FDR System started with a “D” or “F;”

3.	Recompute as the difference in months[1] between the current “CYCLE DATE” on the #CSS Screen within the FDR System and the “METHOD OVERRIDE END DATE” column on the #NPO Screen within the FDR System if the “CURR LOAN STAT” column on the #EDH Screen within FDR System started with a “D” and the “MISC FIELD 2” column on the #BS3 Screen within the FDR System was “SOIOP,” “PPIOP,” “F0025,” or “FX025;”

4.	Recompute as (a) the difference in months[1] between the current “CYCLE DATE” on the #CSS Screen within the FDR System as of the Cutoff Date and the first “CYCLE DATE” on the #CSS Screen following the “MATURITY DT” on the #EDH Screen, minus (b) one, if the Cutoff Date was later than the current “DUE DATE” on the #CSS Screen within the FDR System; or,

5.	Compare to the Remaining Term contained in the Supplemental Data File.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Loan Files. There were no conclusions that resulted from the procedures.

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

SMB Private Education Loan Trust 2016-A, Private Education Loan-Backed Notes
May 5, 2016

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File and the Supplemental Data File. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Supplemental Data File, or provided by the Company, and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Loan Files, or data and documents furnished to us by the Company which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Selected Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Selected Student Loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Sallie Mae Bank, SMB Education Funding, LLC, J.P. Morgan Securities LLC, and Credit Suisse Securities (USA) LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.

May 5, 2016

THE FOLLOWING PAGES CONSTITUTE EXHIBIT A.

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
1	2016A001	51	2016A051	101	2016A101	151	2016A151
2	2016A002	52	2016A052	102	2016A102	152	2016A152
3	2016A003	53	2016A053	103	2016A103	153	2016A153
4	2016A004	54	2016A054	104	2016A104	154	2016A154
5	2016A005	55	2016A055	105	2016A105	155	2016A155
6	2016A006	56	2016A056	106	2016A106	156	2016A156
7	2016A007	57	2016A057	107	2016A107	157	2016A157
8	2016A008	58	2016A058	108	2016A108	158	2016A158
9	2016A009	59	2016A059	109	2016A109	159	2016A159
10	2016A010	60	2016A060	110	2016A110	160	2016A160
11	2016A011	61	2016A061	111	2016A111	161	2016A161
12	2016A012	62	2016A062	112	2016A112	162	2016A162
13	2016A013	63	2016A063	113	2016A113	163	2016A163
14	2016A014	64	2016A064	114	2016A114	164	2016A164
15	2016A015	65	2016A065	115	2016A115	165	2016A165
16	2016A016	66	2016A066	116	2016A116	166	2016A166
17	2016A017	67	2016A067	117	2016A117	167	2016A167
18	2016A018	68	2016A068	118	2016A118	168	2016A168
19	2016A019	69	2016A069	119	2016A119	169	2016A169
20	2016A020	70	2016A070	120	2016A120	170	2016A170
21	2016A021	71	2016A071	121	2016A121	171	2016A171
22	2016A022	72	2016A072	122	2016A122	172	2016A172
23	2016A023	73	2016A073	123	2016A123	173	2016A173
24	2016A024	74	2016A074	124	2016A124	174	2016A174
25	2016A025	75	2016A075	125	2016A125	175	2016A175
26	2016A026	76	2016A076	126	2016A126	176	2016A176
27	2016A027	77	2016A077	127	2016A127	177	2016A177
28	2016A028	78	2016A078	128	2016A128	178	2016A178
29	2016A029	79	2016A079	129	2016A129	179	2016A179
30	2016A030	80	2016A080	130	2016A130	180	2016A180
31	2016A031	81	2016A081	131	2016A131	181	2016A181
32	2016A032	82	2016A082	132	2016A132	182	2016A182
33	2016A033	83	2016A083	133	2016A133	183	2016A183
34	2016A034	84	2016A084	134	2016A134	184	2016A184
35	2016A035	85	2016A085	135	2016A135	185	2016A185
36	2016A036	86	2016A086	136	2016A136	186	2016A186
37	2016A037	87	2016A087	137	2016A137	187	2016A187
38	2016A038	88	2016A088	138	2016A138	188	2016A188
39	2016A039	89	2016A089	139	2016A139	189	2016A189
40	2016A040	90	2016A090	140	2016A140	190	2016A190
41	2016A041	91	2016A091	141	2016A141	191	2016A191
42	2016A042	92	2016A092	142	2016A142	192	2016A192
43	2016A043	93	2016A093	143	2016A143	193	2016A193
44	2016A044	94	2016A094	144	2016A144	194	2016A194
45	2016A045	95	2016A095	145	2016A145	195	2016A195
46	2016A046	96	2016A096	146	2016A146	196	2016A196
47	2016A047	97	2016A097	147	2016A147	197	2016A197
48	2016A048	98	2016A098	148	2016A148	198	2016A198
49	2016A049	99	2016A099	149	2016A149	199	2016A199
50	2016A050	100	2016A100	150	2016A150	200	2016A200

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number	Selected Student Loan Number	Student Loan ID Number
201	2016A201	251	2016A251	301	2016A301	351	2016A351
202	2016A202	252	2016A252	302	2016A302	352	2016A352
203	2016A203	253	2016A253	303	2016A303	353	2016A353
204	2016A204	254	2016A254	304	2016A304	354	2016A354
205	2016A205	255	2016A255	305	2016A305	355	2016A355
206	2016A206	256	2016A256	306	2016A306	356	2016A356
207	2016A207	257	2016A257	307	2016A307	357	2016A357
208	2016A208	258	2016A258	308	2016A308	358	2016A358
209	2016A209	259	2016A259	309	2016A309	359	2016A359
210	2016A210	260	2016A260	310	2016A310	360	2016A360
211	2016A211	261	2016A261	311	2016A311
212	2016A212	262	2016A262	312	2016A312
213	2016A213	263	2016A263	313	2016A313
214	2016A214	264	2016A264	314	2016A314
215	2016A215	265	2016A265	315	2016A315
216	2016A216	266	2016A266	316	2016A316
217	2016A217	267	2016A267	317	2016A317
218	2016A218	268	2016A268	318	2016A318
219	2016A219	269	2016A269	319	2016A319
220	2016A220	270	2016A270	320	2016A320
221	2016A221	271	2016A271	321	2016A321
222	2016A222	272	2016A272	322	2016A322
223	2016A223	273	2016A273	323	2016A323
224	2016A224	274	2016A274	324	2016A324
225	2016A225	275	2016A275	325	2016A325
226	2016A226	276	2016A276	326	2016A326
227	2016A227	277	2016A277	327	2016A327
228	2016A228	278	2016A278	328	2016A328
229	2016A229	279	2016A279	329	2016A329
230	2016A230	280	2016A280	330	2016A330
231	2016A231	281	2016A281	331	2016A331
232	2016A232	282	2016A282	332	2016A332
233	2016A233	283	2016A283	333	2016A333
234	2016A234	284	2016A284	334	2016A334
235	2016A235	285	2016A285	335	2016A335
236	2016A236	286	2016A286	336	2016A336
237	2016A237	287	2016A287	337	2016A337
238	2016A238	288	2016A288	338	2016A338
239	2016A239	289	2016A289	339	2016A339
240	2016A240	290	2016A290	340	2016A340
241	2016A241	291	2016A291	341	2016A341
242	2016A242	292	2016A292	342	2016A342
243	2016A243	293	2016A293	343	2016A343
244	2016A244	294	2016A294	344	2016A344
245	2016A245	295	2016A295	345	2016A345
246	2016A246	296	2016A296	346	2016A346
247	2016A247	297	2016A297	347	2016A347
248	2016A248	298	2016A298	348	2016A348
249	2016A249	299	2016A299	349	2016A349
250	2016A250	300	2016A300	350	2016A350

Note: The Company has assigned a unique identifier to each Selected Student Loan. The Student Loan ID Numbers referred to in this Exhibit are not the Customer Account Numbers.